Quarterly Holdings Report
for
Fidelity® Series Government Bond Index Fund
May 31, 2023
XGB-NPRT3-0723
1.9891228.104
U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.9%
Fannie Mae:
0.5% 6/17/25	5,000	4,617
0.625% 4/22/25	814,000	757,070
0.875% 12/18/26	1,200,000	1,055,845
0.875% 8/5/30	1,057,000	859,117
1.625% 1/7/25	15,000	14,296
1.875% 9/24/26	674,000	629,368
2.125% 4/24/26	221,000	209,236
2.5% 2/5/24	690,000	676,882
2.625% 9/6/24	9,000	8,759
5.625% 7/15/37	163,000	189,750
6.25% 5/15/29	71,000	79,712
7.125% 1/15/30	6,000	7,149
7.25% 5/15/30	866,000	1,046,439
Federal Farm Credit Bank:
0.72% 10/27/26	500,000	440,498
1% 10/7/26	1,000,000	890,981
1.3% 3/30/27	130,000	116,017
3% 8/3/26	1,560,000	1,504,465
4.25% 9/30/25	800,000	797,100
Federal Home Loan Bank:
1% 12/20/24	330,000	311,760
1% 3/23/26	994,500	897,673
1.25% 10/26/26	1,060,000	951,136
3.25% 11/16/28	1,850,000	1,795,836
3.375% 3/8/24	530,000	522,347
5.5% 7/15/36	100,000	114,715
Freddie Mac:
0.375% 9/23/25	3,210,000	2,929,580
2.75% 6/19/23	11,000	10,983
6.25% 7/15/32	585,000	688,512
6.75% 9/15/29	185,000	213,125
6.75% 3/15/31	173,000	206,396
Tennessee Valley Authority:
4.625% 9/15/60	2,440,000	2,386,038
4.875% 1/15/48	630,000	635,982
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,951,384
U.S. Treasury Obligations - 96.6%
U.S. Treasury Bonds:
1.125% 5/15/40	301,000	195,615
1.125% 8/15/40	2,054,000	1,323,145
1.25% 5/15/50	5,591,000	3,134,454
1.375% 11/15/40	12,447,000	8,344,838
1.375% 8/15/50	2,035,000	1,178,869
1.625% 11/15/50	8,814,000	5,460,204
1.75% 8/15/41	6,178,000	4,357,662
1.875% 2/15/41	3,726,000	2,715,177
1.875% 2/15/51	3,943,000	2,604,536
1.875% 11/15/51	4,779,000	3,144,433
2% 11/15/41	4,351,000	3,197,305
2% 2/15/50	5,143,000	3,520,343
2% 8/15/51	5,091,000	3,462,477
2.25% 5/15/41	3,180,000	2,459,283
2.25% 8/15/46	1,070,000	783,733
2.25% 8/15/49	3,614,000	2,625,373
2.25% 2/15/52	5,390,000	3,887,538
2.375% 2/15/42	10,260,000	8,015,467
2.375% 11/15/49	259,000	193,370
2.375% 5/15/51	7,199,000	5,349,476
2.5% 2/15/45	160,000	124,250
2.5% 2/15/46	2,660,000	2,053,915
2.75% 8/15/42	3,058,000	2,535,751
2.75% 11/15/42	370,000	305,973
2.75% 8/15/47	9,501,000	7,665,377
2.75% 11/15/47	450,000	363,059
2.875% 5/15/43	2,399,000	2,019,190
2.875% 8/15/45	66,000	54,690
2.875% 11/15/46	2,801,000	2,315,967
2.875% 5/15/49	1,675,000	1,386,586
2.875% 5/15/52	2,080,000	1,722,338
3% 5/15/42	3,768,000	3,260,056
3% 11/15/44	265,000	225,322
3% 5/15/45	303,000	256,923
3% 11/15/45	3,672,000	3,108,864
3% 2/15/47	5,955,000	5,030,114
3% 5/15/47	8,000	6,760
3% 2/15/48	1,326,000	1,120,833
3% 8/15/48	519,000	438,960
3% 2/15/49	420,000	355,819
3% 8/15/52	5,970,000	5,073,800
3.125% 11/15/41	1,240,000	1,100,403
3.125% 2/15/43	137,000	120,218
3.125% 8/15/44	533,000	463,606
3.125% 5/15/48	5,311,000	4,593,185
3.25% 5/15/42	2,120,000	1,904,108
3.375% 8/15/42	3,690,000	3,371,593
3.375% 5/15/44	3,819,000	3,463,206
3.375% 11/15/48	10,000	9,060
3.625% 8/15/43	481,000	455,127
3.625% 2/15/44	600,000	566,039
3.75% 8/15/41	275,000	267,749
3.75% 11/15/43	985,000	948,678
3.875% 8/15/40	2,366,000	2,367,571
4% 11/15/42	1,710,000	1,711,069
4% 11/15/52	5,380,000	5,530,472
4.25% 11/15/40	92,000	96,388
4.375% 2/15/38	410,000	440,045
4.375% 11/15/39	523,000	558,384
4.5% 2/15/36	1,391,000	1,519,341
4.625% 2/15/40	1,569,000	1,725,287
4.75% 2/15/41	12,000	13,362
5% 5/15/37	1,471,000	1,682,916
5.25% 11/15/28	2,005,000	2,143,784
5.25% 2/15/29	3,824,000	4,101,838
5.5% 8/15/28	5,037,000	5,426,974
6.125% 8/15/29	443,000	499,898
6.25% 5/15/30	6,070,000	7,005,634
6.5% 11/15/26	980,000	1,058,936
7.5% 11/15/24	1,230,000	1,277,759
U.S. Treasury Notes:
0.125% 1/15/24	3,000	2,905
0.125% 2/15/24	175,000	168,690
0.25% 5/15/24	1,038,000	989,830
0.25% 6/15/24	9,555,000	9,083,222
0.25% 5/31/25	11,735,000	10,807,202
0.25% 6/30/25	273,000	251,064
0.25% 7/31/25	5,195,000	4,761,948
0.25% 8/31/25	18,360,000	16,784,339
0.25% 9/30/25	448,000	409,168
0.25% 10/31/25	1,882,000	1,712,399
0.375% 7/15/24	1,086,000	1,031,106
0.375% 8/15/24	18,160,000	17,186,027
0.375% 9/15/24	8,936,000	8,433,699
0.375% 4/30/25	7,678,000	7,106,949
0.375% 11/30/25	1,170,000	1,065,386
0.375% 12/31/25	10,554,000	9,598,368
0.375% 1/31/26	5,750,000	5,211,836
0.375% 7/31/27	16,032,000	13,884,589
0.375% 9/30/27	1,530,000	1,319,147
0.5% 3/31/25 (b)	3,222,000	2,996,838
0.5% 2/28/26	8,512,000	7,721,315
0.5% 4/30/27	3,017,000	2,646,828
0.5% 5/31/27	5,115,000	4,475,625
0.5% 6/30/27	4,825,000	4,211,697
0.5% 8/31/27	4,183,000	3,634,798
0.5% 10/31/27	5,860,000	5,067,069
0.625% 10/15/24	2,810,000	2,653,255
0.625% 7/31/26	3,440,000	3,096,403
0.625% 3/31/27	4,626,000	4,088,950
0.625% 11/30/27	6,368,000	5,527,723
0.625% 12/31/27	2,957,000	2,560,808
0.625% 5/15/30	3,797,000	3,086,842
0.625% 8/15/30	11,548,000	9,340,347
0.75% 3/31/26	9,444,000	8,619,126
0.75% 4/30/26	8,886,000	8,084,524
0.75% 5/31/26	640,000	581,000
0.75% 8/31/26	8,742,000	7,881,801
0.75% 1/31/28	2,797,000	2,432,625
0.875% 6/30/26	7,646,000	6,962,937
0.875% 9/30/26	5,616,000	5,078,312
0.875% 11/15/30	5,009,000	4,118,142
1% 7/31/28	1,010,000	878,582
1.125% 2/28/25	11,337,000	10,685,123
1.125% 10/31/26	1,350,000	1,228,131
1.125% 2/28/27	478,000	431,862
1.125% 8/31/28	1,748,000	1,527,861
1.125% 2/15/31	8,959,000	7,487,064
1.25% 8/31/24	953,000	910,413
1.25% 11/30/26	2,098,000	1,913,196
1.25% 12/31/26	1,130,000	1,029,404
1.25% 3/31/28	520,000	461,520
1.25% 4/30/28	7,533,000	6,675,238
1.25% 6/30/28	10,570,000	9,334,631
1.25% 9/30/28	2,220,000	1,949,351
1.25% 8/15/31	5,604,000	4,661,609
1.375% 1/31/25	3,446,000	3,267,239
1.375% 8/31/26	5,158,000	4,748,382
1.375% 10/31/28	2,290,000	2,021,193
1.375% 12/31/28	1,541,000	1,356,622
1.375% 11/15/31	9,853,000	8,238,032
1.5% 9/30/24	1,066,000	1,019,904
1.5% 10/31/24	641,000	612,155
1.5% 11/30/24	4,023,000	3,835,208
1.5% 2/15/25	4,890,000	4,642,253
1.5% 8/15/26	192,000	177,563
1.5% 1/31/27	4,376,000	4,013,271
1.5% 11/30/28	10,436,000	9,261,542
1.5% 2/15/30	8,802,000	7,664,273
1.625% 2/15/26	10,000	9,366
1.625% 5/15/26	542,000	505,479
1.625% 9/30/26	199,000	184,479
1.625% 10/31/26	3,500,000	3,239,277
1.625% 8/15/29	908,000	803,970
1.625% 5/15/31	6,993,000	6,029,823
1.75% 6/30/24	1,098,000	1,058,970
1.75% 7/31/24	720,000	693,394
1.75% 12/31/24	3,061,000	2,924,331
1.75% 11/15/29	2,449,000	2,182,384
1.875% 7/31/26	105,000	98,396
1.875% 2/15/32	4,530,000	3,935,844
2% 5/31/24	928,000	899,073
2% 2/15/25	56,000	53,629
2% 8/15/25	6,432,000	6,120,952
2% 11/15/26	2,652,000	2,483,867
2.125% 3/31/24	577,000	562,372
2.125% 5/15/25	734,000	702,232
2.25% 11/15/24	196,000	189,040
2.25% 12/31/24	2,514,000	2,420,314
2.25% 2/15/27	1,829,000	1,723,618
2.25% 8/15/27	1,597,000	1,497,250
2.25% 11/15/27	1,113,000	1,041,220
2.375% 2/29/24	1,687,000	1,651,547
2.375% 8/15/24	200,000	193,906
2.375% 4/30/26	626,000	597,243
2.375% 5/15/27	4,000	3,778
2.375% 3/31/29	3,930,000	3,644,000
2.375% 5/15/29	3,505,000	3,246,643
2.5% 1/31/24	1,672,000	1,642,022
2.5% 5/15/24	200,000	194,852
2.5% 2/28/26	1,670,000	1,601,113
2.625% 3/31/25	1,463,000	1,414,767
2.625% 12/31/25	10,697,000	10,296,698
2.625% 1/31/26	4,318,000	4,155,063
2.625% 5/31/27	1,000,000	952,813
2.625% 2/15/29	551,000	518,392
2.625% 7/31/29	1,681,000	1,577,316
2.75% 8/31/23	23,000	22,854
2.75% 11/15/23	2,000	1,977
2.75% 2/28/25	971,000	941,529
2.75% 6/30/25	1,403,000	1,357,896
2.75% 8/31/25	17,000	16,442
2.75% 7/31/27	4,416,000	4,223,490
2.75% 2/15/28	1,089,000	1,038,974
2.75% 5/31/29	880,000	832,322
2.75% 8/15/32	6,420,000	5,969,848
2.875% 10/31/23	36,000	35,647
2.875% 11/30/23	310,000	306,355
2.875% 4/30/25	47,000	45,618
2.875% 5/31/25	104,000	100,941
2.875% 7/31/25	3,667,000	3,556,704
2.875% 11/30/25	629,000	609,442
2.875% 5/15/28	5,922,000	5,675,867
2.875% 8/15/28	13,312,000	12,731,680
2.875% 4/30/29	3,060,000	2,915,367
2.875% 5/15/32	7,910,000	7,441,271
3% 6/30/24	3,430,000	3,352,423
3% 7/31/24	4,110,000	4,014,956
3% 9/30/25	2,655,000	2,581,365
3% 10/31/25	9,000	8,746
3.125% 8/15/25	270,000	263,271
3.125% 8/31/27	1,610,000	1,562,832
3.125% 11/15/28	4,238,000	4,099,603
3.125% 8/31/29	2,850,000	2,750,695
3.25% 6/30/27	3,060,000	2,985,771
3.25% 6/30/29	8,430,000	8,194,882
3.375% 5/15/33	2,510,000	2,456,270
3.5% 9/15/25	4,690,000	4,611,589
3.5% 2/15/33	7,610,000	7,519,631
3.875% 11/30/27	2,240,000	2,243,587
3.875% 12/31/27	5,820,000	5,829,547
3.875% 11/30/29	930,000	936,830
4% 2/29/28	2,430,000	2,451,357
4% 10/31/29	5,800,000	5,881,109
4.125% 10/31/27	10,520,000	10,628,488
4.125% 11/15/32	5,820,000	6,035,522
4.25% 9/30/24	6,464,000	6,409,460
4.25% 12/31/24	15,010,000	14,900,357
4.25% 10/15/25	830,000	829,870
4.375% 10/31/24	7,380,000	7,332,722
4.5% 11/30/24	3,580,000	3,564,897
TOTAL U.S. TREASURY OBLIGATIONS		704,826,373
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $790,356,717)		725,777,757

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	2,860,615	2,861,187
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	2,444,684	2,444,929
TOTAL MONEY MARKET FUNDS (Cost $5,306,116)		5,306,116

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $795,662,833)	731,083,873
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,616,245)
NET ASSETS - 100.0%	729,467,628

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	6,007,393	60,821,761	63,967,967	55,051	-	-	2,861,187	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	4,008,675	80,885,614	82,449,360	4,508	-	-	2,444,929	0.0%
Total	10,016,068	141,707,375	146,417,327	59,559	-	-	5,306,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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